Segment Information (Details) - Schedule of Revenues from products and services, and gross profit - Other Segments [Member] - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Segment revenue:
Sales of Cryptocurrency Mining Machine and Standardized Computing Equipment	$ 5,335,896
Technical support plans		39,710
Total revenue from continuing operations	5,335,896	39,710
Total revenue from discontinued operations		186,228
Gross profit	$ 713,939	$ 9,838